Offerings - Offering: 1	Nov. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	common shares of beneficial interest, par value $0.01 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	24.00
Maximum Aggregate Offering Price	$ 96,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,257.60
Offering Note	The proposed offering price per common share under the dividend reinvestment plan will equal $22.80 per common share for dividend reinvestment and $24.00 per common share for additional optional cash purchases, unless and until these prices are subsequently adjusted by our Board of Trustees. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a), promulgated under the Securities Act of 1933, as amended, based on the higher proposed offering price per common share of $24.00.